Consolidated statements of profit or loss (Tables)	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Summary of Consolidated Statements of Profit or Loss

The consolidated statements of profit or loss disclosing expenses by nature is presented below:

CONSOLIDATED STATEMENTS OF PROFIT OR LOSS

For the year ended March 31,	Notes	2017	2018	2019	2019
		(₹ in million)	(₹ in million)#	(₹ in million)	(US dollars in million)
Revenue	6	714,644	909,549	909,012	13,144
Other operating income**		7,749	9,544	15,468	224
Investment and other income	7	45,428	31,361	31,540	456

Total Income		767,821	950,454	956,020	13,824
(Decrease)/increase in inventories of finished goods and work-in-progress		11,907	(5,392)	1,614	23
Raw materials and other consumables used*		(469,421)	(604,738)	(614,583)	(8,887)
Employee costs		(26,241)	(27,537)	(30,230)	(437)
Other costs		(29,928)	(33,404)	(42,530)	(615)
Depreciation and amortisation		(61,477)	(74,879)	(96,146)	(1,391)
Impairment (charge) / reversal		(1,162)	44,679	2,611	38
Finance and other costs	8	(54,927)	(135,473)	(59,026)	(853)

Profit before tax		136,572	113,710	117,730	1,702

Income tax expense	9	(38,027)	(66,426)	(41,501)	(600)

Profit for the year		98,545	47,284	76,229	1,102

*	includes power and fuel charges, repairs, royalty, cess, mining and other operating expenses.
**

includes export incentive and duty drawback amounting to ₹2,563 million, ₹4,171 million and ₹4,577 million ($ 66 million) for financial year ended March 31, 2017, March 31, 2018 and March 31, 2019 respectively.

#	Restated (Refer Note 2(b))